Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	127,317,217.34	15,718
Yield Supplement Overcollateralization Amount 09/30/25	773,206.18	0
Receivables Balance 09/30/25	128,090,423.52	15,718
Principal Payments	9,897,330.92	385
Defaulted Receivables	96,401.23	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	668,294.11	0
Pool Balance at 10/31/25	117,428,397.26	15,324

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.97%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	3,417,876.13	288
Past Due 61-90 days	1,034,868.84	81
Past Due 91-120 days	201,279.48	17
Past Due 121+ days	0.00	0
Total	4,654,024.45	386

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Delinquency Trigger Occurred	NO

Recoveries	120,020.51
Aggregate Net Losses/(Gains) - October 2025	(23,619.28)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.22%
Prior Net Losses/(Gains) Ratio	-0.03%
Second Prior Net Losses/(Gains) Ratio	-0.38%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	117,428,397.26
Weighted Average Contract Rate	4.46%
Weighted Average Contract Rate, Yield Adjusted	5.31%
Weighted Average Remaining Term	18.99

Flow of Funds	$ Amount
Collections	10,494,192.42
Investment Earnings on Cash Accounts	14,619.16
Reserve Fund Balance	2,877,704.48
Servicing Fee	(106,742.02)
Aggregate Purchase Amount	118,193,092.60
Transfer to Collection Account	-
Available Funds	131,472,866.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	63,948.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	4,133,411.11
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	117,428,397.26
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	9,778,618.28

Total Distributions of Available Funds	131,472,866.64

Servicing Fee	106,742.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	121,561,808.37
Principal Paid	121,561,808.37
Note Balance @ 11/17/25	0.00

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-4
Note Balance @ 10/15/25	69,761,808.37
Principal Paid	69,761,808.37
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class B
Note Balance @ 10/15/25	34,530,000.00
Principal Paid	34,530,000.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class C
Note Balance @ 10/15/25	17,270,000.00
Principal Paid	17,270,000.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	132,439.99
Total Principal Paid	121,561,808.37
Total Paid	121,694,248.36

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.10000%
Interest Paid	63,948.32
Principal Paid	69,761,808.37
Total Paid to A-4 Holders	69,825,756.69

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	34,530,000.00
Total Paid to B Holders	34,573,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	17,270,000.00
Total Paid to C Holders	17,294,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1153457
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	105.8716324
Total Distribution Amount	105.9869781

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5258908
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	573.6990820
Total A-4 Distribution Amount	574.2249728

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1000.0000000
Total B Distribution Amount	1,001.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1000.0000000
Total C Distribution Amount	1,001.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	34.00
Noteholders' Principal Distributable Amount	966.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	2,877,704.48
Investment Earnings	9,740.93
Investment Earnings Paid	(9,740.93)
Deposit/(Withdrawal)	(2,877,704.48)
Balance as of 11/17/25	0.00
Change	(2,877,704.48)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,211,117.94	$1,094,825.54	$940,237.49
Number of Extensions	111	94	79
Ratio of extensions to Beginning of Period Receivables Balance	0.95%	0.79%	0.63%